Bank Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands																											1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 14, 2020 USD ($)	Dec. 14, 2019 USD ($)	Dec. 13, 2019 USD ($)	Nov. 30, 2019 USD ($)	Nov. 22, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 14, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 26, 2019 USD ($)	Jun. 14, 2019 USD ($)	Jun. 06, 2019	May 24, 2019 USD ($)	May 24, 2019 CNY (¥)	May 17, 2019 USD ($)	Dec. 20, 2018	Dec. 14, 2018	Nov. 30, 2018 USD ($)	Jun. 22, 2018 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Jan. 05, 2018 USD ($)	Dec. 18, 2017 USD ($)	Nov. 17, 2017 USD ($)	Jul. 19, 2017 USD ($)	Jul. 19, 2017 CNY (¥)	Jun. 24, 2015	Jun. 27, 2019 USD ($)	May 31, 2020 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 CNY (¥)	Jun. 27, 2019 CNY (¥)	Jun. 26, 2019 CNY (¥)	Jun. 25, 2019 USD ($)	Jun. 25, 2019 CNY (¥)	Oct. 23, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Jan. 05, 2018 CNY (¥)	Dec. 18, 2017 CNY (¥)	Jul. 21, 2017	Jun. 22, 2015 CNY (¥)
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																		$ 15,081													¥ 115,200									¥ 300,000
Line of credit facility, interest rate									3.437%						3.99%	3.49%					2.91%	2.82%					3.43%
Line of credit facility, effective period																					12 months	12 months				3 years
Line of Credit Facility, Expiration Date																											Mar. 31, 2020		Jun. 26, 2019
Line of credit facility, maximum borrowing capacity																					$ 15,200	$ 20,100
Repaid amount						$ 6,000		$ 8,000									$ 5,000
Long term bank borrowing, fair value						0																							$ 12,464
Bank borrowing, fair value						38,502																							50,547
Subsequent Event
Debt Instrument [Line Items]
Repaid amount			$ 1,100
Scenario, Forecast
Debt Instrument [Line Items]
Repaid amount	$ 15,100
Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						35,300								$ 30,300									$ 40,000				$ 16,117				¥ 115,200				$ 48,300
Line of credit facility, effective period																							1 year
Debt Repayment							$ 6,000			$ 8,000
Term Loan | Subsequent Event
Debt Instrument [Line Items]
Repaid amount	8,300		$ 6,900
Debt Repayment	$ 8,300	$ 8,000
One Hundered Fifteen Point Two Million BEA Facility | Subsequent Event
Debt Instrument [Line Items]
Repaid amount					$ 3,000
Debt Repayment				$ 3,000																								$ 12,100
Twenty Thousand One Hundred HSB Facility
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date											Jan. 14, 2020			Nov. 30, 2019
Fifteen Thousand Two Hundred HSB Facility
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date											Dec. 19, 2019			Jan. 14, 2020
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'')
Debt Instrument [Line Items]
Term deposit used as collateral									$ 1,738												$ 15,301	$ 20,246										¥ 11,600	$ 526	¥ 3,600			¥ 101,800	¥ 134,700
Line of Credit Facility, Expiration Date																		Jun. 25, 2019
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'') | Term Loan
Debt Instrument [Line Items]
Term deposit used as collateral																													$ 38,358							¥ 274,170
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'')
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date																								Jul. 20, 2020	Jul. 20, 2020
Repaid amount												$ 5,073	¥ 35,000						$ 6,843	¥ 47,000
Line of credit facility, maximum borrowing capacity																								$ 19,307	¥ 132,600
Equity interest percentage																								80.00%	80.00%														80.00%
Line of Credit Facility, Initiation Date																								Jul. 21, 2017	Jul. 21, 2017
Term loan agreement interest rate																								11.00%	11.00%
Long term bank borrowing, fair value						$ 7,072																								¥ 50,600
Debt term																								3 years	3 years